BUSINESS AND ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2018
BUSINESS AND ACCOUNTING POLICIES [Abstract]
Accounting Pronouncements
Accounting Pronouncements

The FASB issued amended guidance, Restricted Cash, which requires restricted cash to be presented with cash and cash equivalents in the condensed consolidated statements of cash flows. The Company adopted this guidance in the first quarter of 2018 using a retrospective transition method for each period presented.  Cash and restricted cash included $639,662 of restricted cash for all beginning and ending periods presented in the condensed consolidated statements of cash flows, which is included in other prepaid expenses and current assets and other assets in the Company’s condensed consolidated balance sheets at June 30, 2018 and December 31, 2017, respectively.  The restricted cash was deposited with a United States Bank as cash collateral for an irrevocable stand-by letter of credit issued as collateral for the operating lease of the Company’s headquarters. This lease was renegotiated in April 2018, and accordingly, the letter of credit is no longer required, and the Company expects to receive all the funds back in the third quarter of 2018.

The FASB issued guidance, Improvements to Employee Share-Based Payment Accounting, which simplifies several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. The Company adopted this guidance in the first quarter of 2018 and the impact of this adoption did not have a material impact on the Company’s condensed consolidated financial statements.

The FASB issued guidance, Revenue from Contracts with Customers, which amended the existing accounting standards for revenue recognition. The new guidance establishes principles for recognizing revenue upon the transfer of promised goods or services to customers, in an amount that reflects the expected consideration received in exchange for those goods or services. This guidance is required to be adopted by the Company in the first quarter of 2019 and can be applied using either a retrospective or a modified retrospective approach. After its initial, preliminary assessment, management believes this standard will not have a material impact on the Company’s financial statements and expects to adopt this standard using the modified retrospective approach, with the cumulative effect of adoption, if any, included in accumulated deficit as of January 1, 2019. However, management is continuing to assess the impacts of the standard, including the enhanced disclosure and reporting requirements.

The FASB issued amended guidance, Business Combinations - Clarifying the Definition of a Business, which assists entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of assets or businesses. This guidance is required to be adopted by the Company in the first quarter of 2019 on a prospective basis, and the Company does not believe it will have a material impact on the consolidated financial statements.

The FASB issued guidance, Leases, to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet for those leases classified as operating leases under previous U.S. generally accepted accounting principles. The guidance requires that a lessee recognize a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term on the balance sheet.  This guidance is required to be adopted by the Company in the first quarter of 2020 and must be applied using a modified retrospective approach. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

The FASB issued amended guidance, Statement of Cash Flows - Classification of Certain Cash Receipts and Cash Payments, which clarifies how certain cash receipts and cash payments are presented and classified in the consolidated statements of cash flows. The amendments are aimed at reducing the existing diversity in practice. This guidance is required to be adopted by the Company in the first quarter of 2019 and must be applied using a retrospective approach for each period presented. The adoption of this guidance is not expected to have a material impact on the consolidated financial statements.

The FASB issued amended guidance, Intangibles – Goodwill and other (Topic 350): Simplifying the Test for Goodwill Impairment. The amended standard simplifies how an entity tests goodwill by eliminating Step 2 of the goodwill impairment test related to measuring an impairment charge. Instead, impairment will be recorded for the amount that the carrying amount of a reporting unit exceeds its fair value. This new guidance is effective for the Company beginning in fiscal 2020.  The adoption of this guidance is not expected to have a material impact on the consolidated financial statements.

The FASB issued guidance, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, regarding the measurement of credit losses for certain financial instruments. The new standard replaces the incurred loss model with a current expected credit loss (“CECL”) model. The CECL model is based on historical experience, adjusted for current conditions and reasonable and supportable forecasts. The Company is required to adopt the new standard on January 1, 2021. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.